Derivative Financial Instruments - Summary of Derivative Financial Instruments at Notional Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2023		Oct. 31, 2022
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 8,014,739	[1]	$ 7,597,195
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	6,357,806	[1]	6,136,865
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	445,831	[1]	205,283
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	55,149	[1]	39,321
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	62,504	[1]	44,567
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	92,773	[1]	132,996
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,701,549	[1]	5,714,698
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	470,447		205,283
Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	445,831		205,283
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	12,829
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	11,787
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	517,248		481,009
Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	42,320		39,321
Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	50,717		44,567
Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding			305
Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	424,211		396,816
Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,370,111		5,450,573
Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	92,773		132,691
Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,277,338		5,317,882
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,440,886	[1]	1,250,546
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	21,336	[1]	14,880
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	33,155	[1]	25,783
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	37,292	[1]	26,716
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	861,279	[1]	695,454
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	487,824	[1]	487,713
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	21,336		14,880
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	21,336		14,880
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,403,539		1,220,004
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	33,155		25,783
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	37,292		26,716
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	861,279		695,454
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	471,813		472,051
Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	16,011		15,662
Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	16,011		15,662
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	216,047	[1]	209,784
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	127,703	[1]	119,962
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,961	[1]	27,034
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	60,383	[1]	62,788
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	86,201		86,913
Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	54,880		56,472
Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	31,321		30,441
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	120,143		115,406
Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	72,823		63,490
Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	18,408		19,957
Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	28,912		31,959
Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,703		7,465
Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,553		7,077
Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	150		388
Trading derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,591,733		7,151,892
Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	6,098,166		5,850,062
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	470,447		205,283
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	445,831		205,283
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	12,829
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	11,787
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	476,998		450,138
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	42,320		39,321
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	50,717		44,567
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding			305
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	383,961		365,945
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,150,721		5,194,641
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	92,773		132,691
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,057,948		5,061,950
Trading derivatives [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,278,338		1,092,919
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	21,336		14,880
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	21,336		14,880
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,240,991		1,062,377
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	33,155		25,783
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	37,292		26,716
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	722,095		576,564
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	448,449		433,314
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	16,011		15,662
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	16,011		15,662
Trading derivatives [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	215,229		208,911
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	86,201		86,913
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	54,880		56,472
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	31,321		30,441
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	119,325		114,533
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	72,005		62,617
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	18,408		19,957
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	28,912		31,959
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,703		7,465
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,553		7,077
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	150		388
Hedging derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	423,006		445,303
Hedging derivative [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	259,640		286,803
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	40,250		30,871
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	40,250		30,871
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	219,390		255,932
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	219,390		255,932
Hedging derivative [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	162,548		157,627
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	162,548		157,627
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	139,184		118,890
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	23,364		38,737
Hedging derivative [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	818		873
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	818		873
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 818		$ 873

[1]	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.